STATEMENT OF INVESTMENTS
BNY Mellon Municipal Opportunities Fund

May 31, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - .8%
Health Care - .8%
Montefiore Obligated Group, Unscd. Bonds, Ser. 18-C (cost $15,000,000)	5.25	11/1/2048	15,000,000		16,502,531

Long-Term Municipal Investments - 98.2%
Alabama - 1.8%
Auburn University, Revenue Bonds, Ser. A	5.00	6/1/2048	5,000,000		6,004,250
Auburn University, Revenue Bonds, Ser. A	5.00	6/1/2043	3,500,000		4,222,295
Black Belt Energy Gas District, Revenue Bonds (Number 4 Project) Ser. A-1	4.00	12/1/2025	20,000,000		22,112,400
Tuscaloosa County Industrial Development Authority, Revenue Bonds, Refunding (Hunt Refining Project) Ser. A	5.25	5/1/2044	3,500,000	[a]	3,851,575
				36,190,520
Alaska - .1%
Valdez, Revenue Bonds, Refunding (Exxon Mobil Corporation Project)	2.20	12/1/2029	1,800,000	[b]	1,800,000
Arizona - 2.1%
Arizona Health Facilities Authority, Revenue Bonds, Refunding (Phoenix Children's Hospital) Ser. B	5.00	2/1/2042	6,000,000		6,401,520
Arizona Industrial Development Authority, Revenue Bonds (Academies Of Math & Science Projects)	5.50	7/1/2038	1,165,000	[a]	1,256,091
Arizona Industrial Development Authority, Revenue Bonds (Academies Of Math & Science Projects)	5.63	7/1/2048	2,000,000	[a]	2,145,660
Arizona Industrial Development Authority, Revenue Bonds (Academies Of Math & Science Projects)	5.75	7/1/2053	3,260,000	[a]	3,506,000
Arizona Industrial Development Authority, Revenue Bonds (Lone Mountain Campus Project) Ser. S	5.00	12/15/2039	400,000	[a]	431,964

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.2% (continued)
Arizona - 2.1% (continued)
Arizona Industrial Development Authority, Revenue Bonds (Lone Mountain Campus Project) Ser. S	5.00	12/15/2049	700,000	[a]	745,472
Arizona Industrial Development Authority, Revenue Bonds, Ser. A	5.00	1/1/2043	1,750,000		1,955,870
Arizona Industrial Development Authority, Revenue Bonds, Ser. A	5.00	1/1/2054	3,500,000		3,853,290
Arizona Industrial Development Authority, Revenue Bonds, Ser. A	5.00	7/15/2049	1,675,000	[a]	1,797,208
Arizona Industrial Development Authority, Revenue Bonds, Ser. A	5.00	7/15/2039	1,325,000	[a]	1,437,956
Arizona Industrial Development Authority, Revenue Bonds, Ser. B	5.00	1/1/2049	1,400,000		1,519,658
Arizona Industrial Development Authority, Revenue Bonds, Ser. B	5.00	1/1/2043	1,000,000		1,092,000
Maricopa County, GO, Ser. C	5.00	7/1/2036	7,500,000		9,041,025
Pinal County, Revenue Bonds (Green Bonds)	7.25	10/1/2033	4,000,000	[a]	4,379,680
University Medical Center Corporation, Revenue Bonds	6.00	7/1/2021	2,500,000	[c]	2,726,800
				42,290,194
Arkansas - .5%
Arkansas Development Finance Authority, Revenue Bonds (Big River Steel Project) Ser. A	4.50	9/1/2049	3,000,000	[a]	3,094,290
University of Arkansas, Revenue Bonds	5.00	11/1/2042	5,990,000		7,151,341
				10,245,631
California - 18.4%
Alameda Corridor Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	10/1/2037	1,000,000		1,082,030
Alameda Corridor Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	10/1/2035	1,500,000		1,638,375

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.2% (continued)
California - 18.4% (continued)
Alameda Corridor Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2036	2,500,000		2,893,850
Anaheim Public Financing Authority, Revenue Bonds, Refunding (Anaheim Convention Center Expansion Project) Ser. A	5.00	5/1/2046	6,450,000		7,301,916
Bay Area Toll Authority, Revenue Bonds, Refunding	4.00	4/1/2042	5,000,000		5,430,250
Bay Area Toll Authority, Revenue Bonds, Refunding, Ser. A	2.63	4/1/2026	10,000,000		10,599,700
California, GO	5.00	4/1/2032	3,000,000		3,839,850
California, GO	5.00	4/1/2031	750,000		964,860
California, GO	5.00	4/1/2045	3,500,000		4,300,030
California, GO	5.00	4/1/2033	1,205,000		1,537,243
California, GO (Various Purpose)	5.00	4/1/2049	2,500,000		3,049,500
California, GO Refunding (Various Purpose)	5.00	4/1/2035	9,000,000		10,384,560
California Communities Development Authority, Revenue Bonds, Refunding	4.00	4/1/2042	1,600,000		1,693,744
California Communities Development Authority, Revenue Bonds, Refunding	5.00	4/1/2047	1,500,000		1,735,770
California Community College Financing Authority, Revenue Bonds	5.25	5/1/2048	2,000,000		2,303,620
California Community College Financing Authority, Revenue Bonds	5.25	5/1/2043	1,250,000		1,446,150
California Community Housing Agency, Revenue Bonds, Ser. A	5.00	4/1/2049	7,500,000	[a]	8,180,400
California Education Facilities Authority, Revenue Bonds, Refunding (Loma Linda University) Ser. A	5.00	4/1/2042	2,000,000		2,322,620
California Education Facilities Authority, Revenue Bonds, Refunding (Loma Linda University) Ser. A	5.00	4/1/2047	2,500,000		2,885,325

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.2% (continued)
California - 18.4% (continued)
California Educational Facilities Authority, Revenue Bonds (Loyola Marymount University)	5.00	10/1/2048	3,000,000		3,573,990
California Health Facilities Financing Authority, Revenue Bonds	5.00	11/15/2056	7,500,000		8,633,550
California Health Facilities Financing Authority, Revenue Bonds (Kaiser Permanente) Ser. A-2	4.00	11/1/2044	12,000,000		13,068,720
California Health Facilities Financing Authority, Revenue Bonds (Lucie Salter Packard Children's Hospital at Sanford) (KIPP LA Project) Ser. A	5.00	7/1/2037	590,000	[a]	685,574
California Health Facilities Financing Authority, Revenue Bonds (Lucie Salter Packard Children's Hospital at Sanford) (KIPP LA Project) Ser. A	5.00	7/1/2047	870,000	[a]	995,358
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Children's Hospital) Ser. A	5.00	8/15/2047	1,000,000		1,153,850
California Health Facilities Financing Authority, Revenue Bonds, Ser. A	5.00	7/1/2037	2,270,000		2,547,507
California Infrastructure and Economic Development Bank, Revenue Bonds (The J. David Gladstone Institutes Project) Ser. A	5.25	10/1/2034	900,000		971,370
California Municipal Finance Authority, Revenue Bonds	5.00	5/15/2034	2,250,000		2,702,745
California Municipal Finance Authority, Revenue Bonds	5.00	5/15/2037	2,605,000		3,091,718
California Municipal Finance Authority, Revenue Bonds	5.00	5/15/2039	3,265,000		3,854,626
California Municipal Finance Authority, Revenue Bonds	5.00	5/15/2052	7,500,000		8,733,300
California Municipal Finance Authority, Revenue Bonds	5.00	5/15/2043	2,000,000		2,344,760

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.2% (continued)
California - 18.4% (continued)
California Municipal Finance Authority, Revenue Bonds	5.00	5/15/2040	5,000,000		5,888,750
California Municipal Finance Authority, Revenue Bonds	5.00	6/1/2043	5,750,000		6,890,397
California Municipal Finance Authority, Revenue Bonds	5.00	5/15/2048	6,000,000		7,017,300
California Municipal Finance Authority, Revenue Bonds	5.00	5/15/2043	5,000,000		5,861,900
California Municipal Finance Authority, Revenue Bonds (Bowles Hall Foundation) Ser. A	5.00	6/1/2050	2,750,000		3,006,960
California Municipal Finance Authority, Revenue Bonds (Bowles Hall Foundation) Ser. A	5.00	6/1/2035	600,000		667,794
California Municipal Finance Authority, Revenue Bonds (Emerson College Issue)	6.00	1/1/2022	6,000,000	[c]	6,718,260
California Municipal Finance Authority, Revenue Bonds (LAX Integrated Express Solutions LLC Project) Ser. A	5.00	12/31/2047	2,250,000		2,603,970
California Municipal Finance Authority, Revenue Bonds (NorthBay Healthcare Group) Ser. A	5.25	11/1/2047	700,000		780,150
California Municipal Finance Authority, Revenue Bonds (NorthBay Healthcare Group) Ser. A	5.25	11/1/2041	1,200,000		1,339,212
California Municipal Finance Authority, Revenue Bonds (Palmdale Aerospace Academy Project) Ser. A	5.00	7/1/2038	1,100,000	[a]	1,232,044
California Municipal Finance Authority, Revenue Bonds (Palmdale Aerospace Academy Project) Ser. A	5.00	7/1/2049	1,800,000	[a]	1,987,704

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.2% (continued)
California - 18.4% (continued)
California Municipal Finance Authority, Revenue Bonds (Southwestern Law School)	6.50	11/1/2031	300,000		337,263
California Municipal Finance Authority, Revenue Bonds, Refunding	5.00	8/1/2039	1,500,000		1,657,110
California Municipal Finance Authority, Revenue Bonds, Refunding (Community Medical Centers) Ser. A	5.00	2/1/2042	1,000,000		1,145,790
California Pollution Control Financing Authority, Revenue Bonds (Rialto Bioenergy Facility, LLC Project) (Green Bonds)	7.50	12/1/2040	5,000,000	[a]	5,098,350
California Pollution Control Financing Authority, Revenue Bonds (Waste Management Project) Ser. A	2.50	5/1/2024	2,870,000		2,901,513
California Pollution Control Financing Authority, Revenue Bonds (Waste Management Project) Ser. A	2.50	5/1/2024	4,125,000		4,168,354
California School Finance Authority, Revenue Bonds (Green Dot Public Schools California Projects) Ser. A	5.00	8/1/2048	2,750,000	[a]	3,161,757
California School Finance Authority, Revenue Bonds (Green Dot Public Schools California Projects) Ser. A	5.00	8/1/2038	1,000,000	[a]	1,165,180
California School Finance Authority, Revenue Bonds (Summit Public Schools)	5.00	6/1/2047	1,500,000	[a]	1,700,370
California State Public Works Board, Revenue Bonds (Various Judicial Council Projects) Ser. D	5.00	12/1/2031	2,000,000		2,168,280
California State University Trustees, Revenue Bonds, Refunding, Ser. A	4.00	11/1/2045	500,000		539,930
California Statewide Communities Development Authority, Revenue Bonds (Methodist Hospital of Southern California Project) (Collateralized; FHA)	6.75	8/1/2019	2,230,000	[c]	2,249,066
California Statewide Communities Development Authority, Revenue Bonds (Sutter Health) Ser. A	6.00	8/15/2020	6,000,000	[c]	6,333,780

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.2% (continued)
California - 18.4% (continued)
California Statewide Communities Development Authority, Revenue Bonds, Refunding	5.00	5/15/2040	2,000,000		2,292,140
California Statewide Communities Development Authority, Revenue Bonds, Refunding	5.38	5/15/2038	1,900,000		2,037,826
California Statewide Communities Development Authority, Revenue Bonds, Ser. A	5.00	12/1/2033	1,000,000	[a]	1,153,060
California Statewide Communities Development Authority, Revenue Bonds, Ser. A	5.00	12/1/2041	2,500,000	[a]	2,771,250
California Statewide Communities Development Authority, Revenue Bonds, Ser. A	5.00	12/1/2036	2,500,000	[a]	2,791,600
California Statewide Communities Development Authority, Revenue Bonds, Ser. A	5.25	12/1/2043	2,150,000	[a]	2,476,542
California Statewide Communities Development Authority, Revenue Bonds, Ser. A	5.25	12/1/2038	1,500,000	[a]	1,740,540
Capistrano Unified School District Community Facilities District Number 90-2, Special Tax Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	9/1/2032	4,000,000		4,510,680
Desert Sands Unified School District, GO	5.00	8/1/2040	7,680,000		9,216,768
Foothill Eastern Transportation Corridor Agency, Revenue Bonds, Refunding, Ser. B-1	3.95	1/15/2053	5,000,000		5,242,050
Galt Redevelopment Agency, Tax Allocation Bonds (Galt Redevelopment Project)	7.38	9/1/2033	2,000,000		2,251,440
Golden State Tobacco Securitization Corporation, Revenue Bonds, Refunding, Ser. A-1	5.00	6/1/2047	5,000,000		4,975,050
Golden State Tobacco Securitization Corporation, Revenue Bonds, Refunding, Ser. A-1	5.00	6/1/2029	3,000,000		3,537,870
Golden State Tobacco Securitization Corporation, Revenue Bonds, Refunding, Ser. A-1	5.00	6/1/2028	3,000,000		3,561,030

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.2% (continued)
California - 18.4% (continued)
Golden State Tobacco Securitization Corporation, Revenue Bonds, Refunding, Ser. A-2	5.00	6/1/2047	5,000,000		4,975,050
Grant Joint Union High School District, GO (Insured; Assured Guaranty Municipal Corp.)	0.00	2/1/2033	4,380,000	[d]	2,955,055
Grant Joint Union High School District, GO (Insured; Assured Guaranty Municipal Corp.)	0.00	8/1/2029	2,080,000	[d]	1,606,114
Irvine, Revenue Bonds	4.00	9/2/2029	1,000,000		1,063,490
Long Beach, Marina Revenue Bonds (Alamitos Bay Marina Project)	5.00	5/15/2045	2,000,000		2,203,760
Long Beach, Marina Revenue Bonds (Alamitos Bay Marina Project)	5.00	5/15/2040	2,500,000		2,761,375
Los Angeles County Public Works Financing Authority, LR (Multiple Capital Projects) Ser. A	5.00	12/1/2039	1,000,000		1,147,050
Los Angeles County Public Works Financing Authority, LR (Multiple Capital Projects) Ser. A	5.00	12/1/2034	1,000,000		1,164,060
Morongo Band of Mission Indians, Revenue Bonds, Ser. A	5.00	10/1/2042	1,000,000	[a]	1,113,000
New Haven Unified School District, GO (Insured; Assured Guaranty Corp.)	0.00	8/1/2032	2,500,000	[d]	1,740,225
Northern California Energy Authority, Revenue Bonds, Ser. A	4.00	7/1/2024	5,000,000		5,456,650
Northern California Gas Authority Number 1, Revenue Bonds, Ser. B, 3 Month LIBOR +.72%	2.46	7/1/2027	660,000	[e]	645,084
Oroville, Revenue Bonds	5.25	4/1/2039	1,750,000		2,054,202
Palomar Health, Revenue Bonds, Refunding	5.00	11/1/2039	1,000,000		1,122,460
Riverside County Transportation Commission, Revenue Bonds, Ser. A	5.75	6/1/2044	2,000,000		2,215,800

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.2% (continued)
California - 18.4% (continued)
Riverside County Transportation Commission, Revenue Bonds, Ser. A	5.75	6/1/2048	5,000,000		5,532,900
Riverside County Transportation Commission, Revenue Bonds, Ser. A	5.25	6/1/2023	2,000,000	[c]	2,313,080
Riverside County Transportation Commission, Revenue Bonds, Ser. A	5.25	6/1/2023	2,000,000	[c]	2,313,080
Riverside County Transportation Commission, Revenue Bonds, Ser. A	5.25	6/1/2023	3,500,000	[c]	4,047,890
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2042	1,000,000		1,180,730
San Diego Unified School District, GO, Ser. A	0.00	7/1/2025	4,000,000	[d]	3,575,880
San Diego Unified School District, GO, Ser. F	4.00	7/1/2035	2,205,000		2,427,198
San Francisco City and County Airport Comm-San Francisco International Airport, Revenue Bonds, Ser. A	5.00	5/1/2044	6,500,000		7,849,075
San Francisco City and County Redevelopment Agency Community Facilities District Number 6, Special Tax Bonds	0.00	8/1/2043	7,835,000	[d]	2,126,576
San Francisco City and County Redevelopment Agency Community Facilities District Number 6, Special Tax Bonds	0.00	8/1/2038	2,000,000	[d]	733,180
San Francisco City and County Redevelopment Financing Authority, Tax Allocation Bonds (San Francisco Redevelopment Projects) Ser. B	6.63	2/1/2021	1,250,000	[c]	1,360,550
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Refunding, Ser. A	5.00	1/15/2050	5,000,000		5,588,100
San Jose Airport, Revenue Bonds, Refunding, Ser. A	5.00	3/1/2047	8,500,000		9,843,255

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.2% (continued)
California - 18.4% (continued)
Sierra Joint Community College District School Facilities Improvement District #2, GO (Capital Appreciation-Western Nevada) (Insured; National Public Finance Guarantee Corporation) Ser. B	0.00	8/1/2031	5,330,000	[d]	3,913,926
Sierra Joint Community College District School Facilities Improvement District #2, GO (Capital Appreciation-Western Nevada) (Insured; National Public Finance Guarantee Corporation) Ser. B	0.00	8/1/2030	3,020,000	[d]	2,309,122
South Bayside Waste Management Authority, Revenue Bonds (Shoreway Environmental Center)	6.00	9/1/2036	1,000,000		1,010,610
Tender Option Bond Trust Receipts (Series 2016-XM0427), (Los Angeles International Airport, Revenue Bonds) Non-recourse	15.42	5/15/2026	2,500,000	[a,f]	2,886,975
University of California, Revenue Bonds, Refunding (Limited Project) Ser. G	5.00	5/15/2037	7,325,000		8,005,566
University of California, Revenue Bonds, Refunding (Limited Project) Ser. G	5.00	5/15/2022	7,280,000	[c]	8,074,175
University of California, Revenue Bonds, Refunding, Ser. AZ	5.00	5/15/2043	4,000,000		4,861,400
University of California, Revenue Bonds, Ser. AV	5.00	5/15/2042	2,525,000		3,013,259
				366,315,793
Colorado - 1.0%
Board of Governors of Colorado State University System, Revenue Bonds, Refunding, Ser. C	5.00	3/1/2043	5,000,000		6,002,550
Colorado Health Facilities Authority, Revenue Bonds	6.00	10/1/2023	500,000		505,500
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Evangelical Lutheran Good Samaritan Society Project)	5.00	6/1/2047	2,500,000		2,834,825
Denver City and County Airport System, Revenue Bonds, Refunding, Ser. A	4.00	12/1/2048	1,250,000		1,353,538

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.2% (continued)
Colorado - 1.0% (continued)
Denver City and County Airport System, Revenue Bonds, Refunding, Ser. A	5.25	12/1/2048	3,500,000		4,239,270
Denver Urban Renewal Authority, Tax Allocation Bonds, Ser. A	5.25	12/1/2039	2,000,000	[a]	2,115,340
Denver Urban Renewal Authority, Tax Allocation Bonds, Ser. A	5.25	12/1/2039	2,500,000	[a]	2,644,175
				19,695,198
Delaware - .3%
Kent Student Housing & Dining Facility, Revenue Bonds (CHF-Dover LLC University Project) Ser. A	5.00	7/1/2048	1,000,000		1,111,500
Kent Student Housing & Dining Facility, Revenue Bonds (CHF-Dover LLC University Project) Ser. A	5.00	7/1/2040	750,000		840,113
Tender Option Bond Trust Receipts (Series 2016-XM0431), (University of Delaware, Revenue Bonds, Refunding) Non-recourse	14.07/5.00	11/1/2043	3,060,000	[a,f]	4,669,223
				6,620,836
District of Columbia - 1.1%
District of Columbia, Revenue Bonds	5.00	6/1/2032	3,500,000		3,768,275
District of Columbia, Revenue Bonds	6.00	7/1/2023	1,450,000	[c]	1,709,492
District of Columbia, Revenue Bonds	6.00	7/1/2023	1,700,000	[c]	2,004,232
District of Columbia, Revenue Bonds	6.00	7/1/2023	1,100,000	[c]	1,296,856
District of Columbia, Revenue Bonds, Refunding (Kipp DC Project) Ser. A	5.00	7/1/2048	5,000,000		5,676,500
District of Columbia, Revenue Bonds, Refunding (Kipp DC Project) Ser. B	5.00	7/1/2042	4,000,000		4,560,960
Metropolitan Washington Airports Authority, Revenue Bonds (Dulles Metrorail and Capital Improvement Projects) (Insured; Assured Guaranty Corp.)	0.00	10/1/2036	6,275,000	[d]	3,546,002
				22,562,317

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.2% (continued)
Florida - 3.2%
Capital Trust Agency Inc, Revenue Bonds (H-Bay Ministries Inc-Superior Residences Project) Ser. A-1	5.00	7/1/2048	750,000		808,478
Capital Trust Agency Inc, Revenue Bonds (H-Bay Ministries Inc-Superior Residences Project) Ser. B	5.00	7/1/2053	250,000		261,343
Collier County Health Facilities Authority, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2045	2,500,000		2,790,625
Davie Educational Facilities, Revenue Bonds, Refunding (Nova Southeastern Univerity Project)	5.00	4/1/2048	8,395,000		9,652,991
Florida Development Finance Corp, Revenue Bonds, Refunding, Ser. A	6.25	1/1/2024	2,500,000	[a]	2,516,750
Florida Development Finance Corp, Revenue Bonds, Refunding, Ser. A	6.38	1/1/2026	2,000,000	[a]	2,013,120
Gainesville, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2044	2,500,000		3,062,325
Higher Educational Facilities Financing Authority, Revenue Bonds, Refunding (The University of Tampa Project) Ser. A	5.25	4/1/2042	1,100,000		1,199,308
Jacksonville, Revenue Bonds, Refunding	5.00	10/1/2030	750,000		824,970
Miami Beach Redevelopment Agency, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	2/1/2040	7,545,000		8,538,827
Miami-Dade County, Revenue Bonds, Refunding (Nicklaus Childrens Hospital)	5.00	8/1/2042	4,000,000		4,661,960
Miami-Dade County, Revenue Bonds, Ser. A	5.00	7/1/2040	1,050,000		1,086,005
Miami-Dade County, Revenue Bonds, Ser. A	5.50	10/1/2042	14,145,000		15,963,623
Miami-Dade County, Revenue Bonds, Ser. A	5.50	10/1/2020	1,200,000	[c]	1,263,852
Orange County Health Facilities Authority, Revenue Bonds	5.00	10/1/2047	3,000,000		3,543,240
Orange County Health Facilities Authority, Revenue Bonds (Orlando Health, Inc.) Ser. B	5.00	10/1/2042	5,000,000		5,309,350
				63,496,767

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.2% (continued)
Georgia - .9%
Atlanta Development Authority, Revenue Bonds (New Downtown Atlanta Stadium Project) Ser. A-1	5.25	7/1/2044	1,500,000		1,753,185
Atlanta Development Authority Senior Health Care Facilities, Revenue Bonds (Georgia Proton Treatment Center Project) Ser. A1	7.00	1/1/2040	2,500,000		2,679,425
Fulton County Development Authority, Revenue Bonds, Refunding	5.00	3/15/2044	6,000,000		7,095,300
Main Street Natural Gas Inc, Gas Supply Revenue Bonds, Ser. A	5.00	5/15/2049	3,500,000		4,641,910
Main Street Natural Gas Inc, Gas Supply Revenue Bonds, Ser. A	5.00	5/15/2043	1,500,000		1,739,460
				17,909,280
Hawaii - 1.2%
Hawaii Department of Budget and Finance, Revenue Bonds (Hawaiian Electric Company, Inc. and Subsidiary Projects)	6.50	7/1/2039	6,000,000		6,024,960
Hawaii Department of Budget and Finance, Revenue Bonds, Refunding (Kahala Nui)	5.13	11/15/2032	1,000,000		1,106,270
Hawaii Department of Budget and Finance, Revenue Bonds, Refunding (Kahala Nui)	5.25	11/15/2037	1,000,000		1,104,580
Hawaii Department of Budget and Finance, Revenue Bonds, Refunding (The Queen's Health Systems) Ser. A	5.00	7/1/2035	7,000,000		7,985,810
Tender Option Bond Trust Receipts (Series 2016-XM0429), (Hawaii, GO) Non-recourse, Ser. DZ	11.18/5.00	12/1/2024	6,670,000	[a,f]	8,359,378
				24,580,998
Idaho - .2%
Idaho Health Facilities Authority, Revenue Bonds, Refunding (Trinity Health Credit Group) Ser. D	5.00	12/1/2032	3,900,000		4,247,529
Illinois - 9.8%
Board of Education of Chicago Unlimited Tax, GO, Refunding, Ser. B	6.75	12/1/2030	7,500,000	[a]	9,490,725

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.2% (continued)
Illinois - 9.8% (continued)
Board of Education of Chicago Unlimited Tax, GO, Refunding, Ser. B	7.00	12/1/2042	10,000,000	[a]	12,435,500
Board of Education of Chicago Unlimited Tax, GO, Ser. A	7.00	12/1/2046	5,000,000	[a]	6,201,200
Chicago, GO (Project and Refunding) Ser. A	5.00	1/1/2035	5,000,000		5,314,900
Chicago, GO, Refunding, Ser. B	7.75	1/1/2042	1,272,000		1,434,523
Chicago, GO, Refunding, Ser. B	7.75	1/1/2025	6,208,000	[c]	7,972,624
Chicago, GO, Refunding, Ser. D	5.50	1/1/2040	5,000,000		5,462,950
Chicago, GO, Refunding, Ser. E	5.50	1/1/2042	1,750,000		1,907,937
Chicago, GO, Refunding, Ser. F	5.50	1/1/2042	1,250,000		1,362,812
Chicago, GO, Ser. A	5.50	1/1/2049	4,000,000		4,544,840
Chicago Board of Education, GO (Dedicated Revenue Bonds) Ser. B	6.50	12/1/2046	4,500,000		5,302,395
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2026	1,170,000		1,374,493
Chicago Board of Education, Revenue Bonds	6.00	4/1/2046	1,500,000		1,755,780
Chicago Board of Education, Unlimited Tax GO, Refunding (Dedicated Revenue Bonds) Ser. A	7.00	12/1/2044	2,500,000		2,979,450
Chicago Board of Education Dedicated Capital Improvement, Special Tax Bonds	5.00	4/1/2046	1,600,000		1,749,216
Chicago Board of Education Dedicated Capital Improvement, Special Tax Bonds	5.00	4/1/2042	1,700,000		1,863,387
Chicago Midway International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2046	5,000,000		5,709,300
Chicago O'Hare International Airport, Revenue Bonds (General Airport Third Lien)	5.75	1/1/2039	415,000		440,635
Chicago O'Hare International Airport, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.50	1/1/2043	4,000,000		4,471,640

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.2% (continued)
Illinois - 9.8% (continued)
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2039	3,710,000	4,392,083
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2038	3,250,000	3,857,652
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2036	3,130,000	3,740,100
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2037	3,000,000	3,572,130
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2041	6,800,000	7,800,552
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2033	10,425,000	11,972,800
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2031	15,000,000	17,333,400
Illinois, GO	5.50	7/1/2033	2,500,000	2,741,050
Illinois, GO	5.50	7/1/2038	10,000,000	10,875,400
Illinois, GO, Refunding, Ser. B	5.00	10/1/2025	15,000,000	17,027,400
Illinois, GO, Ser. B	5.00	6/1/2019	10,000,000	10,000,000
Illinois, Public Improvements GO, Ser. A	5.00	5/1/2042	2,500,000	2,756,525
Illinois Finance Authority, Revenue Bonds (Franciscan Communities, Inc.) Ser. A	5.25	5/15/2047	4,250,000	4,448,432
Illinois Finance Authority, Revenue Bonds (Rehabilitation Institute of Chicago) Ser. A	5.50	7/1/2028	1,560,000	1,765,826
Illinois Finance Authority, Revenue Bonds, Refunding (Franciscan Community Inc.) Ser. A	5.00	5/15/2037	3,000,000	3,254,490
Illinois Finance Authority, Revenue Bonds, Refunding (Lutheran Home and Services Obligated Group)	5.63	5/15/2042	3,000,000	3,098,790

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.2% (continued)
Illinois - 9.8% (continued)
Illinois Finance Authority, Revenue Bonds, Refunding (Rehabilitation Institute of Chicago) Ser. A	6.00	7/1/2043	5,000,000	5,640,450
				196,051,387
Indiana - .5%
Allen County, Revenue Bonds (Storypoint Fort Wayne Project) Ser. A-1	6.75	1/15/2043	750,000	[a] 814,905
Allen County, Revenue Bonds (Storypoint Fort Wayne Project) Ser. A-1	6.88	1/15/2052	1,250,000	[a] 1,354,837
Indiana Finance Authority, Revenue Bonds, Refunding (Republic Services Inc. Project) Ser. A	2.10	6/3/2019	1,250,000	1,250,000
Indiana Finance Authority, Revenue Bonds, Refunding (Republic Services Inc. Project) Ser. B	1.95	6/3/2019	1,000,000	1,000,000
Indiana Finance Authority, Revenue Bonds, Refunding (Stadium Project) Ser. A	5.25	2/1/2035	5,000,000	5,950,200
				10,369,942
Kansas - .5%
Wichita, GO, Ser. 292	4.00	10/15/2019	10,000,000	10,090,900
Kentucky - 1.0%
Kentucky Economic Development Finance Authority, Revenue Bonds, Refunding (Louisville Arena Project) (Insured; Assured Guaranty Municipal Corporation)	5.00	12/1/2047	3,500,000	3,816,050
Kentucky Economic Development Finance Authority, Revenue Bonds, Refunding (Republic Services Inc. Project) Ser. B	1.95	6/3/2019	1,000,000	1,000,000
Kentucky Public Transportation Infrastructure Authority, Revenue Bonds (Downtown Crossing Project) Ser. A	5.75	7/1/2049	3,000,000	3,293,610
Kentucky State Property & Building Commission, Revenue Bonds, Refunding (112 Project) Ser. B	5.00	11/1/2027	10,000,000	11,965,800
				20,075,460

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.2% (continued)
Louisiana - 1.0%
Jefferson Parish Economic Development & Port District, Revenue Bonds	5.50	6/15/2038	3,200,000	[a]	3,355,360
Jefferson Parish Economic Development & Port District, Revenue Bonds	5.63	6/15/2048	4,350,000	[a]	4,571,415
Jefferson Parish Hospital Service District Number 2, Revenue Bonds, Refunding (East Jefferson General Hospital)	6.25	7/1/2031	5,000,000		4,987,500
Louisiana Public Facilities Authority, Revenue Bonds (Louisiana Children's Medical Center Project) Ser. A1	4.00	6/1/2045	5,000,000		5,335,150
Louisiana Public Facilities Authority, Revenue Bonds, Refunding, Ser. A	6.00	7/1/2019	1,000,000	[c]	1,003,270
New Orleans, Revenue Bonds, Refunding	5.00	12/1/2034	500,000		558,305
				19,811,000
Maine - .8%
Maine Finance Authority, Revenue Bonds (Coastal Resources of Maine LLL Project-Green Bond)	5.38	12/15/2033	4,500,000	[a]	4,753,215
Maine Health and Higher Educational Facilities Authority, Revenue Bonds	6.00	7/1/2026	825,000		881,232
Maine Health and Higher Educational Facilities Authority, Revenue Bonds	7.00	7/1/2041	4,240,000		4,615,791
Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Refunding	5.00	7/1/2038	5,000,000		5,989,100
				16,239,338
Maryland - 1.3%
Maryland, GO (State and Local Facilities Loan) Ser. B	4.00	3/15/2020	20,000,000	[c]	20,406,600
Maryland Economic Development Corp, Revenue Bonds (Seagirt Marine Terminal Project)	5.00	6/1/2049	750,000		875,183
Maryland Economic Development Corp, Revenue Bonds (Seagirt Marine Terminal Project)	5.00	6/1/2044	200,000		234,884
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds	5.13	7/1/2019	250,000	[c]	250,693

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.2% (continued)
Maryland - 1.3% (continued)
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Refunding	4.00	7/1/2042	2,000,000		2,136,120
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Ser. A	6.75	7/1/2019	2,000,000	[c]	2,007,940
				25,911,420
Massachusetts - 5.0%
Commonwealth of Massachusetts, GO, Ser. A	5.00	1/1/2049	15,275,000		18,418,289
Massachusetts Development Finance Agency, Revenue Bonds	5.00	7/1/2040	5,500,000		6,431,425
Massachusetts Development Finance Agency, Revenue Bonds	5.00	10/1/2046	2,015,000		2,266,089
Massachusetts Development Finance Agency, Revenue Bonds	5.00	12/1/2041	3,000,000		3,480,060
Massachusetts Development Finance Agency, Revenue Bonds	5.13	11/15/2046	1,500,000	[a]	1,635,300
Massachusetts Development Finance Agency, Revenue Bonds (Green Bonds)	4.00	7/1/2047	2,100,000		2,185,743
Massachusetts Development Finance Agency, Revenue Bonds, Refunding	5.00	10/1/2039	5,000,000		5,882,350
Massachusetts Development Finance Agency, Revenue Bonds, Refunding	5.00	4/15/2040	1,500,000		1,608,240
Massachusetts Development Finance Agency, Revenue Bonds, Refunding	5.00	10/1/2057	2,000,000	[a]	2,171,720
Massachusetts Development Finance Agency, Revenue Bonds, Refunding	5.00	10/1/2037	1,000,000	[a]	1,096,230
Massachusetts Development Finance Agency, Revenue Bonds, Refunding	5.00	10/1/2047	3,000,000	[a]	3,267,600
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Cape Cod Healthcare Obligated Group)	5.25	11/15/2041	4,370,000		4,833,220
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University Project)	5.00	7/1/2038	340,000		401,292

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.2% (continued)
Massachusetts - 5.0% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University Project)	5.00	7/1/2035	470,000		561,236
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University Project)	5.00	7/1/2037	605,000		716,665
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University Project)	5.00	7/1/2036	445,000		529,141
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2044	1,375,000		1,601,064
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2040	1,000,000		1,155,150
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. I	6.75	1/1/2021	470,000	[c]	507,953
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. I	6.88	1/1/2021	400,000	[c]	433,072
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. K-1	5.00	10/1/2036	2,115,000		2,394,497
Massachusetts Development Finance Agency, Revenue Bonds, Ser. A	5.25	1/1/2042	5,500,000		6,339,245
Massachusetts Development Finance Agency, Revenue Bonds, Ser. I	7.25	1/1/2021	1,240,000	[c]	1,348,922
Massachusetts School Building Authority, Revenue Bonds, Ser. A	5.25	2/15/2048	7,500,000		9,124,050
Massachusetts School Building Authority, Revenue Bonds, Ser. B	5.25	2/15/2048	10,000,000		12,165,400
Massachusetts Water Pollution Abatement Trust, Revenue Bonds, Refunding (MWRA Program) Ser. A	5.75	8/1/2029	50,000		50,167
Tender Option Bond Trust Receipts (Series 2016-XM0428), (Massachusetts, GO (Consolidated Loan)) Non-recourse	14.26/5.00	4/1/2023	3,750,000	[a,f]	4,703,100

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.2% (continued)
Massachusetts - 5.0% (continued)
Tender Option Bond Trust Receipts (Series 2016-XM0430), (Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue Bonds, Refunding) Non-recourse	11.18/5.00	8/15/2030	3,335,000	[a,f]	4,348,040
				99,655,260
Michigan - 3.1%
Detroit, GO	5.00	4/1/2034	1,000,000		1,098,730
Detroit, GO	5.00	4/1/2033	1,150,000		1,267,208
Detroit, GO	5.00	4/1/2035	1,660,000		1,817,683
Detroit, GO	5.00	4/1/2038	1,235,000		1,341,049
Detroit, GO	5.00	4/1/2036	1,200,000		1,309,992
Detroit, GO	5.00	4/1/2029	1,000,000		1,121,600
Detroit, GO	5.00	4/1/2028	900,000		1,011,942
Detroit, GO	5.00	4/1/2030	700,000		782,978
Detroit, GO	5.00	4/1/2032	850,000		938,052
Detroit, GO	5.00	4/1/2031	1,000,000		1,109,410
Detroit, GO, Ser. B-1	4.00	4/1/2044	3,000,000		2,619,660
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) (Catalyst Development Project) Ser. A	5.00	7/1/2043	10,000,000		11,023,100
Michigan Building Authority, Revenue Bonds, Refunding, Ser. I-A	5.38	10/15/2041	3,000,000		3,234,000
Michigan Finance Authority, Revenue Bonds, Refunding	5.00	8/1/2032	2,000,000		2,264,080
Michigan Finance Authority, Revenue Bonds, Refunding	5.00	12/1/2038	6,475,000		7,028,353
Michigan Finance Authority, Revenue Bonds, Ser. A	4.00	11/15/2050	3,000,000		3,226,440
Michigan Finance Authority, Revenue Bonds, Ser. A	5.00	11/15/2048	2,000,000		2,376,940

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.2% (continued)
Michigan - 3.1% (continued)
Michigan Strategic Fund, Revenue Bonds (AMT-I-75 Improvement Project)	5.00	12/31/2043	10,000,000		11,684,300
Warren County, Revenue Bonds (Build America Bonds) (County Garunteed)	10.00	12/1/2040	5,000,000		5,479,100
				60,734,617
Minnesota - 1.1%
Tender Option Bond Trust Receipts (Series 2016-XM0425), (Minnesota, GO (Various Purpose)) Non-recourse	8.11/5.00	8/1/2023	8,565,000	[a,f]	9,249,343
Tender Option Bond Trust Receipts (Series 2016-XM0426), (Minnesota, GO (Various Purpose)) Non-recourse	8.11	8/1/2020	5,000,000	[a,f]	5,412,000
Western Minnesota Municipal Power Agency, Revenue Bonds (Red Rock Hydroelectric Project) Ser. A	5.00	1/1/2049	5,390,000		6,491,285
				21,152,628
Mississippi - .2%
Mississippi Business Finance Corporation, Revenue Bonds (Chevron U.S.A. Inc. Project) Ser. L	2.40	11/1/2035	600,000	[b]	600,000
Mississippi Development Bank, Revenue Bonds (Jackson, Water and Sewer System Project) (Insured; Assured Guaranty Municipal Corp.)	6.88	12/1/2040	1,625,000		1,935,619
Warren County, Revenue Bonds (International Paper Company Projects) Ser. A	5.80	5/1/2034	1,500,000		1,553,460
				4,089,079
Nebraska - .6%
Omaha Public Power District, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2042	10,000,000		11,914,200
Saline County Hospital Authority No 1, Revenue Bonds, Refunding, Ser. C	2.15	6/1/2031	500,000	[b]	500,000
				12,414,200
Nevada - .5%
Director of Nevada Department of Business & Industry Environment, Revenue Bonds (Fulcrum Sierra Biofuels LLC Project)	6.25	12/15/2037	5,000,000	[a]	5,513,550

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.2% (continued)
Nevada - .5% (continued)
Director of Nevada Department of Business & Industry Environment, Revenue Bonds (Fulcrum Sierra Biofuels LLC Project-Green Bond)	5.13	12/15/2037	1,500,000	[a]	1,518,060
Reno, Revenue Bonds, Refunding, Ser. C	0.00	7/1/2058	15,000,000	[a,d]	1,954,500
				8,986,110
New Jersey - 4.7%
New Jersey, COP (Equipment Lease Purchase Agreement) Ser. A	5.25	6/15/2019	1,000,000	[c]	1,001,170
New Jersey Economic Development Authority, Revenue Bonds (The Goethals Bridge Replacement Project)	5.13	1/1/2034	5,325,000		5,984,395
New Jersey Economic Development Authority, Revenue Bonds (The Goethals Bridge Replacement Project)	5.38	1/1/2043	5,500,000		6,156,755
New Jersey Economic Development Authority, Revenue Bonds, Refunding	5.00	6/15/2026	2,500,000		2,694,100
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	6/15/2029	13,000,000		14,710,930
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2033	2,500,000		2,862,000
New Jersey Economic Development Authority, Revenue Bonds, Ser. A	4.70	9/1/2028	325,000	[a]	338,839
New Jersey Economic Development Authority, Revenue Bonds, Ser. A	5.38	9/1/2033	265,000	[a]	284,220
New Jersey Economic Development Authority, Revenue Bonds, Ser. A	5.63	9/1/2038	340,000	[a]	364,647
New Jersey Economic Development Authority, Revenue Bonds, Ser. A	5.75	9/1/2050	1,250,000	[a]	1,344,450
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding	6.25	7/1/2035	1,500,000		1,603,020
New Jersey Tobacco Settlement Financing Corporation, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	3,000,000		3,359,310

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.2% (continued)
New Jersey - 4.7% (continued)
New Jersey Tobacco Settlement Financing Corporation, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2033	7,000,000		8,253,210
New Jersey Tobacco Settlement Financing Corporation, Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	5,000,000		5,711,450
New Jersey Tobacco Settlement Financing Corporation, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2046	10,000,000		10,694,400
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2030	3,000,000		3,468,330
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2029	15,000,000		17,435,100
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2031	2,000,000		2,301,020
New Jersey Transportation Trust Fund Authority, Revenue Notes	5.00	6/15/2030	1,500,000		1,734,165
South Jersey Port Subordinated Marine Terminal, Revenue Bonds, Ser. B	5.00	1/1/2048	1,500,000		1,681,260
South Jersey Port Subordinated Marine Terminal, Revenue Bonds, Ser. B	5.00	1/1/2042	1,250,000		1,406,162
				93,388,933
New York - 11.1%
Build New York City Resource Corporation, Revenue Bonds (Metropolitan Lighthouse Charter School Project) Ser. A	5.00	6/1/2047	1,000,000	[a]	1,072,470
Build New York City Resource Corporation, Revenue Bonds (Metropolitan Lighthouse Charter School Project) Ser. A	5.00	6/1/2052	1,000,000	[a]	1,069,240
Build New York City Resource Corporation, Revenue Bonds (Metropolitan Lighthouse Charter School Project) Ser. A	5.00	6/1/2032	500,000	[a]	548,915
Build New York City Resource Corporation, Revenue Bonds (Metropolitan Lighthouse Charter School Project) Ser. A	5.00	6/1/2037	700,000	[a]	759,738

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.2% (continued)
New York - 11.1% (continued)
Hudson Yards Infrastructure Corporation, Revenue Bonds, Refunding	5.75	2/15/2047	1,930,000		2,060,622
Metropolitan Transportation Authority, Revenue Bonds (Green Bonds) Ser. A1	5.00	11/15/2024	20,000,000		23,346,600
Metropolitan Transportation Authority Hudson Rail Yards Trust, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2056	5,000,000		5,502,150
New York City, GO (Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale) Ser. J-6	2.20	8/1/2024	9,000,000	[b]	9,000,000
New York City, GO (LOC; Mizuho Bank, Ltd.)	2.40	10/1/2040	13,400,000	[b]	13,400,000
New York City, GO, Refunding, Ser. E	5.00	8/1/2034	1,250,000		1,564,687
New York City, GO, Refunding, Ser. E	5.00	8/1/2032	1,000,000		1,264,050
New York City, GO, Refunding, Ser. F-1	5.00	8/1/2032	1,000,000		1,264,050
New York City, GO, Refunding, Ser. F-1	5.00	8/1/2033	1,000,000		1,258,860
New York City, GO, Refunding, Ser. F-1	5.00	8/1/2034	2,220,000		2,778,885
New York City, GO, Ser. A-2	2.40	10/1/2038	10,050,000	[b]	10,050,000
New York City, GO, Ser. B-1	5.00	12/1/2041	14,000,000		16,595,740
New York City, GO, Ser. B-1	5.00	12/1/2035	2,000,000		2,402,440
New York City Industrial Development Agency, Revenue Bonds (Queens Baseball Stadium Project) (Insured; Assured Guaranty Corp.)	6.50	1/1/2046	325,000		326,180
New York City Industrial Development Agency, Revenue Bonds (Yankee Stadium Project) (Insured; Assured Guaranty Corp.)	7.00	3/1/2049	1,300,000		1,306,227
New York City Industrial Development Agency, Revenue Bonds (Yankee Stadium Project) (Insured; FGIC)	2.65	3/1/2020	6,100,000	[g]	6,130,500

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.2% (continued)
New York - 11.1% (continued)
New York City Municipal Water Finance Authority, Revenue Bonds (Liquidity Facility; Mizuho Bank, Ltd.)	2.40	6/15/2048	10,000,000	[b]	10,000,000
New York City Transitional Finance Authority, Revenue Bonds	4.00	8/1/2038	1,250,000		1,398,900
New York City Transitional Finance Authority, Revenue Bonds	5.25	8/1/2037	10,000,000		12,498,900
New York City Transitional Finance Authority, Revenue Bonds, Ser. A-1	4.00	8/1/2041	5,000,000		5,555,900
New York City Transitional Finance Authority, Revenue Bonds, Ser. A-1	5.00	8/1/2042	10,000,000		12,095,300
New York City Transitional Finance Authority Building Aid, Revenue Bonds, Refunding, Ser. S-2A	4.00	7/15/2037	2,500,000		2,787,100
New York City Transitional Finance Authority Building Aid, Revenue Bonds, Refunding, Ser. S-2A	5.00	7/15/2033	3,250,000		4,027,465
New York City Transitional Finance Authority Building Aid, Revenue Bonds, Ser. S-3	5.25	7/15/2035	10,000,000		12,572,700
New York Counties Tobacco Trust VI, Revenue Bonds, Refunding	5.00	6/1/2051	4,585,000		4,721,220
New York Dormitory Authority, Revenue Bonds, Refunding	4.00	7/1/2047	1,000,000		1,090,190
New York Liberty Development Corporation, Revenue Bonds, Refunding (3 World Trade Center Project)	5.00	11/15/2044	5,000,000	[a]	5,467,450
New York Liberty Development Corporation, Revenue Bonds, Refunding (4 World Trade Center Project)	5.75	11/15/2051	5,000,000		5,494,200
New York Liberty Development Corporation, Revenue Bonds, Refunding (7 World Trade Center Project)	5.00	3/15/2044	2,000,000		2,160,420
New York State Dormitory Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.95	8/1/2048	10,500,000		11,245,080

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.2% (continued)
New York - 11.1% (continued)
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	10/1/2048	2,000,000		2,981,460
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	5/1/2038	500,000		535,845
New York Transportation Development Corporation, Special Facility Revenue Bonds (Delta Air Lines-Laguardia Airport Terminals)	5.00	1/1/2036	2,500,000		2,923,225
New York Transportation Development Corporation, Special Facility Revenue Bonds (Delta Air Lines-Laguardia Airport Terminals)	5.00	1/1/2034	4,000,000		4,708,040
Port Authority of New York and New Jersey, Revenue Bonds (JFK International Air Terminal LLC Project)	6.00	12/1/2042	5,000,000		5,294,250
Triborough Bridge and Tunnel Authority, Revenue Bonds, Refunding, Ser. A	0.00	11/15/2031	5,000,000	[d]	3,572,100
Triborough Bridge and Tunnel Authority, Revenue Bonds, Refunding, Ser. A	0.00	11/15/2032	3,000,000	[d]	2,065,800
Triborough Bridge and Tunnel Authority, Revenue Bonds, Refunding, Ser. B	0.00	11/15/2027	2,000,000	[d]	1,661,020
Triborough Bridge and Tunnel Authority, Revenue Bonds, Refunding, Ser. B	0.00	11/15/2028	4,715,000	[d]	3,794,019
				220,351,938
North Carolina - .3%
North Carolina Turnpike Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2038	5,000,000		6,000,050
North Dakota - .2%
Grand Forks, Revenue Bonds, Refunding (Green Bonds) (Red River Biorefinery LLC Project)	5.38	9/15/2038	5,000,000	[a]	4,832,400
Ohio - 1.0%
Butler County Port Authority, Revenue Bonds (Storypoint Fairfield Project) Ser. A1	6.38	1/15/2043	1,500,000	[a]	1,595,010

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.2% (continued)
Ohio - 1.0% (continued)
Cleveland-Cuyahoga County Port Authority, Revenue Bonds, Refunding (Playhouse Square Foundation Project)	5.25	12/1/2038	1,170,000		1,338,211
Cleveland-Cuyahoga County Port Authority, Revenue Bonds, Refunding (Playhouse Square Foundation Project)	5.50	12/1/2053	1,500,000		1,715,745
Cleveland-Cuyahoga County Port Authority, Revenue Bonds, Refunding (Playhouse Square Foundation Project)	5.50	12/1/2043	1,580,000		1,820,918
Montgomery County, Revenue Bonds	6.25	10/1/2033	1,115,000		1,122,928
Ohio, Private Activity Revenue Bonds (Portsmouth Gateway Group, LLC - Borrower) (Portsmouth Bypass Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/31/2039	2,000,000		2,246,520
Ohio, Private Activity Revenue Bonds (Portsmouth Gateway Group, LLC - Borrower) (Portsmouth Bypass Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/31/2035	3,000,000		3,402,270
Ohio Air Quality Development Authority, Revenue Bonds (Pratt Paper LLC Project)	4.25	1/15/2038	2,500,000	[a]	2,630,725
Ohio Turnpike & Infrastructure Commission, Revenue Bonds (Infrastructure Projects)	0/5.70	2/15/2034	3,000,000	[h]	3,265,200
				19,137,527
Oregon - 1.3%
Benton & Linn Counties Consolidated School District No 509J & 509A Corvallis, GO, Ser. A (Insured; School Board Guaranty)	0/5.00	6/15/2026	4,300,000	[h]	5,014,316
Benton & Linn Counties Consolidated School District No 509J & 509A Corvallis, GO, Ser. A (Insured; School Board Guaranty)	0/5.00	6/15/2025	2,610,000	[h]	2,973,547

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.2% (continued)
Oregon - 1.3% (continued)
Benton & Linn Counties Consolidated School District No 509J & 509A Corvallis, GO, Ser. A (Insured; School Board Guaranty)	0/5.00	6/15/2038	1,750,000	[h]	2,014,810
Benton & Linn Counties Consolidated School District No 509J & 509A Corvallis, GO, Ser. A (Insured; School Board Guaranty)	0/5.00	6/15/2027	1,275,000	[h]	1,512,902
Benton & Linn Counties Consolidated School District No 509J & 509A Corvallis, GO, Ser. A (Insured; School Board Guaranty)	0/5.00	6/15/2022	1,745,000	[h]	1,837,398
Benton & Linn Counties Consolidated School District No 509J & 509A Corvallis, GO, Ser. A (Insured; School Board Guaranty)	0/5.00	6/15/2021	1,800,000	[h]	1,837,152
Benton & Linn Counties Consolidated School District No 509J & 509A Corvallis, GO, Ser. A (Insured; School Board Guaranty)	0/5.00	6/15/2024	2,310,000	[h]	2,569,367
Benton & Linn Counties Consolidated School District No 509J & 509A Corvallis, GO, Ser. A (Insured; School Board Guaranty)	0/5.00	6/15/2023	1,785,000	[h]	1,933,869
Oregon State Business Development Commission, Revenue Bonds, Refunding (Red Rock Biofuels LLC) Ser. 248-A	6.50	4/1/2031	2,000,000	[a]	1,872,940
Oregon State Business Development Commission, Revenue Bonds, Refunding (Red Rock Biofuels LLC) Ser. 248-D	6.50	4/1/2031	3,000,000	[a]	2,809,410
Oregon State Business Development Commission, Revenue Bonds, Refunding (Red Rock Biofuels LLC) Ser. 248-F	11.50	4/1/2031	1,000,000		1,064,510
				25,440,221
Pennsylvania - 1.5%
Berks County Industrial Development Authority, Revenue Bonds, Refunding (Tower Health Project)	4.00	11/1/2038	5,000,000		5,333,700

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.2% (continued)
Pennsylvania - 1.5% (continued)
Commonwealth Financing Authority of Pennsylvania, Revenue Bonds	5.00	6/1/2035	3,500,000		4,183,865
Commonwealth Financing Authority of Pennsylvania, Revenue Bonds	5.00	6/1/2034	4,000,000		4,798,040
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Aqua Pennsylvania, Inc. Project) Ser. B	5.00	12/1/2043	4,425,000		4,626,780
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding, Ser. A	6.50	12/1/2038	3,000,000	[a]	3,031,680
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding	5.00	7/1/2022	1,000,000	[c]	1,103,200
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Ser. A	5.75	8/15/2021	2,550,000	[c]	2,786,793
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Ser. E	4.00	8/15/2042	4,000,000		4,320,680
				30,184,738
Rhode Island - .4%
Rhode Island Health and Educational Building Corporation, Revenue Bonds, Refunding (Providence College)	5.00	11/1/2045	7,000,000		8,068,830
South Carolina - .1%
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2036	2,000,000		2,321,740
Tennessee - .2%
Memphis-Shelby County Industrial Development Board Economic Development Growth Engine, Tax Allocation Bonds, Refunding	4.75	7/1/2027	650,000		700,070
Memphis-Shelby County Industrial Development Board Economic Development Growth Engine, Tax Allocation Bonds, Refunding	5.50	7/1/2037	1,100,000		1,200,188
Memphis-Shelby County Industrial Development Board Economic Development Growth Engine, Tax Allocation Bonds, Refunding	5.63	1/1/2046	750,000		813,968

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.2% (continued)
Tennessee - .2% (continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Revenue Bonds, Refunding (Lipscomb University Project) Ser. S	5.25	10/1/2058	1,500,000	1,765,200
				4,479,426
Texas - 12.1%
Arlington Higher Education Finance Corporation, Revenue Bonds, Refunding (Uplift Education) Ser. A	5.00	12/1/2046	1,100,000	1,219,372
Arlington Higher Education Finance Corporation, Revenue Bonds, Refunding (Uplift Education) Ser. A	5.00	12/1/2036	1,315,000	1,479,954
Arlington Higher Education Finance Corporation, Revenue Bonds, Ser. A	5.00	8/15/2053	925,000	933,427
Arlington Higher Education Finance Corporation, Revenue Bonds, Ser. A	5.00	8/15/2048	1,900,000	1,930,514
Arlington Higher Education Finance Corporation, Revenue Bonds, Ser. A	5.00	8/15/2038	1,000,000	1,022,190
Austin Airport System, Revenue Bonds, Ser. A	5.00	11/15/2046	13,120,000	15,319,043
Bexar County Health Facilities Development Corporation, Revenue Bonds, Refunding (Army Retirement Residence Foundation Project)	5.00	7/15/2041	1,750,000	1,926,120
Central Texas Regional Mobility Authority, Revenue Bonds, Refunding	5.00	1/1/2046	2,000,000	2,259,240
Central Texas Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	1/1/2040	7,300,000	8,243,671
Clifton Higher Education Finance Corporation, Revenue Bonds	5.00	8/15/2032	2,745,000	2,941,926
Clifton Higher Education Finance Corporation, Revenue Bonds	6.00	8/15/2043	2,770,000	3,126,444
Clifton Higher Education Finance Corporation, Revenue Bonds	6.00	8/15/2033	1,500,000	1,716,510

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.2% (continued)
Texas - 12.1% (continued)
Clifton Higher Education Finance Corporation, Revenue Bonds	5.50	8/15/2021	1,250,000	[c]	1,355,088
Clifton Higher Education Finance Corporation, Revenue Bonds	5.75	8/15/2021	1,000,000	[c]	1,089,450
Clifton Higher Education Finance Corporation, Revenue Bonds, Ser. A	5.00	12/1/2045	3,855,000		4,182,444
Clifton Higher Education Finance Corporation, Revenue Bonds, Ser. D	6.13	8/15/2048	18,000,000		19,609,740
Dallas/Fort Worth International Airport, Revenue Bonds, Ser. H	5.00	11/1/2032	7,500,000		8,000,100
Grand Parkway Transportation Corporation, Revenue Bonds, Ser. A	5.00	10/1/2043	5,000,000		6,000,050
Grand Parkway Transportation Corporation, Revenue Bonds, Ser. A	5.50	4/1/2053	4,500,000		5,056,335
Grand Parkway Transportation Corporation, Revenue Bonds, Ser. B	0/5.20	10/1/2031	2,000,000	[h]	2,088,520
Grand Parkway Transportation Corporation, Revenue Bonds, Ser. B	0/5.40	10/1/2033	2,500,000	[h]	2,611,875
Grand Parkway Transportation Corporation, Revenue Bonds, Ser. B	0/5.45	10/1/2034	2,235,000	[h]	2,329,540
Houston, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2032	500,000		542,605
Houston Higher Education Finance Corporation, Revenue Bonds (Cosmos Foundation, Inc.) (Escrowed to Maturity) Ser. A	5.88	5/15/2021	260,000		274,781
Houston Higher Education Finance Corporation, Revenue Bonds (Cosmos Foundation, Inc.) Ser. A	6.88	5/15/2021	4,400,000	[c]	4,838,724
Houston Higher Education Finance Corporation, Revenue Bonds, Refunding (Cosmos Foundation, Inc.)	6.50	5/15/2021	1,270,000	[c]	1,387,538
Houston Higher Education Finance Corporation, Revenue Bonds, Refunding (Cosmos Foundation, Inc.)	6.50	5/15/2021	1,530,000	[c]	1,671,601

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.2% (continued)
Texas - 12.1% (continued)
Mission Economic Development Corporation, Revenue Bonds, Refunding (Natgasoline Project)	4.63	10/1/2031	3,250,000	[a]	3,479,970
Newark Higher Education Finance Corporation, Revenue Bonds, Ser. A	5.50	8/15/2035	750,000	[a]	831,998
Newark Higher Education Finance Corporation, Revenue Bonds, Ser. A	5.75	8/15/2045	1,000,000	[a]	1,108,460
North Texas Education Finance Corporation, Revenue Bonds (Uplift Education) Ser. A	4.88	12/1/2032	1,630,000		1,719,699
North Texas Tollway Authority, Revenue Bonds (Special Projects System) Ser. A	5.50	9/1/2021	20,000,000	[c]	21,761,200
North Texas Tollway Authority, Revenue Bonds, Refunding	5.00	1/1/2036	2,800,000		3,349,556
Port of Port Arthur Navigation District, Revenue Bonds	1.90	10/3/2019	5,000,000	[a]	5,000,650
Pottsboro Higher Education Finance Corporation, Revenue Bonds (Imagine International Academy of North Texas, LLC) Ser. A	5.00	8/15/2046	1,000,000		1,022,360
San Antonio Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. B	5.00	8/1/2044	7,140,000		8,284,756
Texas, TRANS Revenue Notes	4.00	8/29/2019	30,250,000		30,431,802
Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds	6.75	6/30/2043	5,000,000		5,821,450
Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds	7.00	6/30/2040	11,175,000		11,790,407
Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds	7.00	12/31/2038	10,000,000		11,786,600
Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds	7.50	12/31/2031	2,500,000		2,585,675

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.2% (continued)
Texas - 12.1% (continued)
Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds (Blueridge Transportation Group, State Highway 288 Toll Lanes Project)	5.00	12/31/2045	1,000,000		1,106,220
Texas Transportation Commission, Revenue Bonds, Refunding, Ser. A	5.00	8/15/2041	6,000,000		6,466,260
Texas Transportation Commission, Revenue Bonds, Refunding, Ser. B	5.00	8/15/2037	15,950,000		17,997,023
Texas Transportation Commission, Revenue Bonds, Ser. B	5.00	8/1/2057	2,000,000		2,307,580
				240,008,468
U.S. Related - 2.7%
A.B. Won International Airport Authority of Guam, General Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. C	6.00	10/1/2034	2,000,000		2,336,760
A.B. Won International Airport Authority of Guam, General Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. C	6.13	10/1/2043	2,000,000		2,328,940
A.B. Won International Airport Authority of Guam, Revenue Bonds, Ser. C	6.25	10/1/2034	1,000,000		1,156,640
A.B. Won International Airport Authority of Guam, Revenue Bonds, Ser. C	6.38	10/1/2043	1,000,000		1,160,820
Guam, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2046	1,500,000		1,644,240
Guam, Revenue Bonds, Ser. A	6.00	11/1/2026	2,500,000		2,680,925
Guam, Revenue Bonds, Ser. A	6.13	11/1/2031	5,000,000		5,363,900
Guam, Revenue Bonds, Ser. A	6.50	11/1/2040	2,000,000		2,148,860
Puerto Rico Commonwealth, GO, Refunding, Ser. A	8.00	7/1/2035	5,000,000	[i]	2,450,000
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Ser. A	5.75	7/1/2037	2,500,000		2,531,250
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Ser. A	6.00	7/1/2038	2,500,000		2,506,250
Puerto Rico Electric Power Authority, Revenue Bonds Ser. A	6.75	7/1/2036	10,000,000	[i]	8,275,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.2% (continued)
U.S. Related - 2.7% (continued)
Puerto Rico Electric Power Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. SS	5.00	7/1/2021	500,000		505,945
Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Ser. DDD	5.00	7/1/2022	2,000,000	[i]	1,600,000
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding, Ser. G	5.00	7/1/2042	120,000	[i]	40,500
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Ser. K	5.00	7/1/2030	120,000	[i]	40,500
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Ser. M	5.00	7/1/2025	110,000	[i]	37,125
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Ser. M	5.00	7/1/2032	220,000	[i]	74,250
Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Ser. B	5.00	7/1/2021	500,000	[i]	104,375
Puerto Rico Sales Tax Financing Corporation, Revenue Bonds, Ser. A-1	0.00	7/1/2024	234,000	[d]	198,076
Puerto Rico Sales Tax Financing Corporation, Revenue Bonds, Ser. A-1	0.00	7/1/2046	5,338,000	[d]	1,228,541
Puerto Rico Sales Tax Financing Corporation, Revenue Bonds, Ser. A-1	0.00	7/1/2027	397,000	[d]	301,438
Puerto Rico Sales Tax Financing Corporation, Revenue Bonds, Ser. A-1	0.00	7/1/2031	498,000	[d]	307,201
Puerto Rico Sales Tax Financing Corporation, Revenue Bonds, Ser. A-1	0.00	7/1/2029	387,000	[d]	265,583
Puerto Rico Sales Tax Financing Corporation, Revenue Bonds, Ser. A-1	0.00	7/1/2051	4,348,000	[d]	736,290
Puerto Rico Sales Tax Financing Corporation, Revenue Bonds, Ser. A-1	0.00	7/1/2033	561,000	[d]	308,101
Puerto Rico Sales Tax Financing Corporation, Revenue Bonds, Ser. A-1	4.50	7/1/2034	411,000		422,303

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.2% (continued)
U.S. Related - 2.7% (continued)
Puerto Rico Sales Tax Financing Corporation, Revenue Bonds, Ser. A-1	4.55	7/1/2040	208,000		207,156
Puerto Rico Sales Tax Financing Corporation, Revenue Bonds, Ser. A-1	4.75	7/1/2053	1,526,000		1,475,932
Puerto Rico Sales Tax Financing Corporation, Revenue Bonds, Ser. A-1	5.00	7/1/2058	3,858,000		3,844,690
Puerto Rico Sales Tax Financing Corporation, Revenue Bonds, Ser. A-2	4.55	7/1/2040	2,112,000		2,009,061
Puerto Rico Sales Tax Financing Corporation, Revenue Bonds, Ser. A-2	4.75	7/1/2053	63,000		58,969
Puerto Rico Sales Tax Financing Corporation, Revenue Bonds, Ser. A-2	5.00	7/1/2058	847,000		812,061
Virgin Islands Public Finance Authority, Revenue Bonds (Virgin Islands Gross Receipts Taxes Loan Note) Ser. A	5.00	10/1/2029	2,250,000		2,143,125
Virgin Islands Public Finance Authority, Revenue Bonds (Virgin Islands Gross Receipts Taxes Loan Note) Ser. A	5.00	10/1/2034	1,500,000		1,406,250
Virgin Islands Public Finance Authority, Revenue Bonds (Virgin Islands Matching Fund Loan Note - Diageo Project) Ser. A	6.75	10/1/2037	1,250,000		1,248,438
				53,959,495
Virginia - 2.7%
Chesapeake, Revenue Bonds, Refunding	0/4.88	7/15/2040	2,000,000	[h]	1,908,520
Roanoke County Economic Development Authority, Revenue Bonds, Refunding, Ser. A	5.25	9/1/2049	10,000,000		10,197,700
University of Virginia, Revenue Bonds, Refunding, Ser. A-1	4.00	4/1/2045	3,950,000		4,252,096
Virginia Small Business Financing Authority, Revenue Bonds	5.00	1/1/2040	12,395,000		13,121,471

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.2% (continued)
Virginia - 2.7% (continued)
Virginia Small Business Financing Authority, Revenue Bonds (95 Express Lanes LLC Project)	5.00	1/1/2040	7,510,000		7,950,161
Virginia Small Business Financing Authority, Revenue Bonds (Covanta Holding Project)	5.00	7/1/2038	1,000,000	[a]	1,044,110
Virginia Small Business Financing Authority, Revenue Bonds (Elizabeth River Crossing Opco, LLC Project)	5.25	1/1/2032	4,000,000		4,332,200
Virginia Small Business Financing Authority, Revenue Bonds (Elizabeth River Crossing Opco, LLC Project)	6.00	1/1/2037	1,665,000		1,843,704
Virginia Small Business Financing Authority, Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2056	4,000,000		4,448,400
Virginia Small Business Financing Authority, Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2049	4,500,000		5,027,985
				54,126,347
Washington - 1.4%
Washington, Revenue Bonds, Ser. B	5.00	6/1/2042	5,950,000		7,166,656
Washington, Revenue Bonds, Ser. B	5.00	6/1/2041	5,465,000		6,596,856
Washington, Revenue Bonds, Ser. B	5.00	6/1/2040	5,350,000		6,472,537
Washington Health Care Facilities Authority, Revenue Bonds, Refunding, Ser. C, MUNIPSA +1.05%	2.47	7/3/2023	7,965,000	[e]	8,087,980
				28,324,029
West Virginia - 1.0%
Monongalia County Commission Special District, Revenue Bonds, Refunding, Ser. A	5.75	6/1/2043	750,000	[a]	794,790
West Virginia, GO, Ser. B	5.00	6/1/2041	13,330,000		16,126,767
West Virginia Hospital Finance Authority, Revenue Bonds, Refunding	5.00	9/1/2039	1,450,000		1,716,785

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.2% (continued)
West Virginia - 1.0% (continued)
West Virginia Hospital Finance Authority, Revenue Bonds, Refunding	5.00	9/1/2038	1,500,000		1,780,725
				20,419,067
Wisconsin - 1.3%
Oneida Tribe of Indians, Retail Sales Revenue Bonds	6.50	2/1/2031	1,325,000	[a]	1,355,780
Public Finance Authority, Revenue Bonds	5.00	6/15/2049	3,440,000		3,853,178
Public Finance Authority, Revenue Bonds	5.00	6/15/2053	1,000,000		1,111,170
Public Finance Authority, Revenue Bonds	5.00	5/1/2055	5,000,000	[a]	5,296,350
Public Finance Authority, Revenue Bonds, Ser. A-1	6.38	1/1/2048	2,500,000	[a]	2,671,500
Wisconsin Center District, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	0.00	12/15/2046	3,990,000	[d]	1,459,263
Wisconsin Center District, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	0.00	12/15/2044	8,735,000	[d]	3,457,924
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Marshfield Clinic Health Systems) Ser. C	5.00	2/15/2047	5,000,000		5,627,250
				24,832,415
Total Long-Term Municipal Investments (cost $1,829,587,709)			1,957,412,028
Total Investments (cost $1,844,587,709)			99.0%	1,973,914,559
Cash and Receivables (Net)			1.0%	18,972,531
Net Assets			100.0%	1,992,887,090

GO—General Obligation

LIBOR—London Interbank Offered Rate

MUNIPSA—Securities Industry and Financial Markets Association Municipal Swap Index Yield

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2019, these securities were valued at $217,555,928 or 10.92% of net assets.

b The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

d Security issued with a zero coupon. Income is recognized through the accretion of discount.

e Variable rate security—rate shown is the interest rate in effect at period end.

f Collateral for floating rate borrowings.

g Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

h Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

i Non-income producing—security in default.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon Municipal Opportunities Fund

May 31, 2019 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized (Depreciation) ($)
Futures Short
U.S. Treasury 10 Year Notes	258	9/19	32,106,978	32,701,500	(594,522)
U.S. Treasury 5 Year Notes	275	9/19	31,900,000	32,275,977	(375,977)
U.S. Treasury Long Bond	370	9/19	55,011,412	56,875,938	(1,864,526)
U.S. Treasury Ultra Long Bond	750	9/19	126,013,350	131,835,938	(5,822,588)
Ultra 10 Year U.S. Treasury Notes	450	9/19	60,015,235	61,446,096	(1,430,861)
Gross Unrealized Depreciation				(10,088,474)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Municipal Opportunities Fund

May 31, 2019 (Unaudited)

The following is a summary of the inputs used as of May 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	-	16,502,531	-	16,502,531
Municipal Bonds†	-	1,957,412,028	-	1,957,412,028
Liabilities ($)
Other Financial Instruments:
Futures††	-	(10,088,474)	-	(10,088,474)

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

NOTES

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at May 31, 2019 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At May 31, 2019, accumulated net unrealized appreciation on investments was $129,326,850, consisting of $133,495,205 gross unrealized appreciation and $4,168,355 gross unrealized depreciation.

At May 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.